UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

FORM N-Q

MAY 31, 2014

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.6%
Education - 2.6%
California EFA Revenue, Occidental College	5.300%	10/1/38	$8,320,000	$8,992,173
California Municipal Finance Authority Revenue, Biola University	5.800%	10/1/28	2,500,000	2,831,300
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	4,000,000	4,031,120

Total Education				15,854,593

Health Care - 17.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Sharp Healthcare	6.250%	8/1/39	7,500,000	8,738,325
Sharp Healthcare	5.000%	8/1/43	5,000,000	5,456,150
California State Health Facilities Financing Authority Revenue:
Providence Health & Services	6.500%	10/1/38	3,680,000	4,367,755
Stanford Hospital & Clinics	5.250%	11/15/40	7,500,000	8,333,025
Stanford Hospital & Clinics	5.000%	8/15/51	10,000,000	10,823,200	(a)
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/30	4,910,000	5,415,337
Catholic Healthcare West	5.625%	7/1/35	6,000,000	6,587,700
Enloe Medical Center, CMI	6.250%	8/15/33	17,475,000	20,092,580
FHA, Methodist Hospital Project	6.750%	2/1/38	8,930,000	10,608,126
Health Facility Adventist Health System	5.000%	3/1/35	4,000,000	4,052,440
Health Facility Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	6,197,764
St. Joseph Health System, NATL	5.125%	7/1/24	5,695,000	6,409,438
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,600,900

Total Health Care				107,682,740

Housing - 0.3%
California Housing Finance Agency Revenue, MFH III, NATL	5.850%	8/1/17	665,000	665,293	(b)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,475,000	1,466,474

Total Housing				2,131,767

Industrial Revenue - 14.7%
Chula Vista, CA, IDR, San Diego Gas & Electric Co.	5.875%	2/15/34	16,610,000	19,065,622
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	10,000,000	11,340,400
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,819,900
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	10,970,000	13,325,479
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	23,000,000	30,687,290
Southern California Public Power Authority, Project No. 1	5.000%	11/1/33	4,410,000	4,899,819
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	6,000,000	6,757,440

Total Industrial Revenue				88,895,950

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 8.1%
Anaheim, CA, COP, Regular Fixed Option Bonds, NATL	6.200%	7/16/23	$2,000,000	$2,001,020
California State Public Works Board, Lease Revenue, Department of Corrections, NATL	5.000%	9/1/21	2,500,000	2,507,250
Escondido, CA, Union High School District, COP, NATL/FGIC	5.000%	9/1/37	15,000	15,209
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	4,000,000	4,591,120
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	6,000,000	6,280,980
Modesto, CA, Irrigation District, COP, Capital Improvements	5.750%	10/1/34	15,000,000	17,121,750
Palm Springs, CA, Financing Authority, Lease Revenue, Convention Center Project, NATL	5.500%	11/1/29	4,500,000	4,625,010
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Youth Services Campus	5.000%	7/15/36	2,000,000	2,169,800
Santa Ana, CA Financing Authority, Lease Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	2,875,000	3,465,697
Southern California Water Replenishment District Revenue, COP	6.000%	8/1/38	5,340,000	5,992,762

Total Leasing				48,770,598

Local General Obligation - 0.9%
Corona-Norca, CA, USD, GO, AGM	5.500%	8/1/39	5,000,000	5,621,000

Other - 1.7%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.625%	1/1/32	1,000,000	1,077,860
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.875%	1/1/42	2,000,000	2,150,460
Lee Lake, CA, PFA Revenue, Junior Lien	5.000%	9/1/25	1,220,000	1,279,731
Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation, NATL	5.000%	2/1/21	5,550,000	5,550,444

Total Other				10,058,495

Power - 3.4%
Imperial Irrigation District, CA, Electric Revenue	5.125%	11/1/38	7,690,000	8,336,729
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	6,000,000	6,528,840
Santa Clara, CA, Electric Revenue	5.375%	7/1/29	1,555,000	1,769,683
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	3,500,000	3,872,610

Total Power				20,507,862

Pre-Refunded/Escrowed to Maturity - 18.2%
California Health Facilities Financing Authority Revenue, Providence Health & Services	6.500%	10/1/38	70,000	86,524	(c)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.750%	5/1/22	205,000	253,087	(b)(d)
Martinez, CA, Home Mortgage Revenue, UGRIC	10.750%	2/1/16	25,000	26,174	(d)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	7,112,160	(c)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	3,025,110	(d)
Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, NATL	0.000%	10/1/16	6,000,000	5,947,260	(d)
Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	1,535,000	1,838,454	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 18.2% (continued)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.800%	5/1/21	$1,000,000	$1,370,920	(b)(d)
Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, GNMA-Collateralized	8.000%	7/1/16	1,500,000	1,725,840	(b)(d)
San Bernardino County, CA, COP, Capital Facilities Project	6.875%	8/1/24	2,000,000	2,704,140	(d)
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue:
Senior Lien	0.000%	1/1/16	20,000,000	19,915,200	(d)
Senior Lien	0.000%	1/1/17	17,500,000	17,241,000	(d)
Senior Lien	0.000%	1/1/18	25,000,000	24,244,750	(d)
Senior Lien	0.000%	1/1/19	20,000,000	18,960,600	(d)
San Marcos, CA, PFA, Public Facilities Revenue	0.000%	1/1/19	4,310,000	4,067,476	(d)
Sequoia, CA, Hospital District Revenue	5.375%	8/15/23	1,250,000	1,394,975	(d)

Total Pre-Refunded/Escrowed to Maturity				109,913,670

Special Tax Obligation - 9.5%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	1,750,000	1,870,978
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	4,750,000	4,098,632
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	7,200,000	5,562,864
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	10,000,000	7,990,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/46	2,000,000	1,703,780
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project, AGM, Refunding	5.250%	9/1/20	1,500,000	1,503,195
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.000%	6/1/32	20,000,000	22,121,000
Sacramento, CA, Area Flood Control Agency, Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	10,000,000	11,112,600
Santa Margarita-Dana Point, CA, Authority Revenue, Water Improvement Districts 3, 3A, 4, & 4A, NATL	7.250%	8/1/14	1,500,000	1,512,225

Total Special Tax Obligation				57,475,474

State General Obligation - 0.1%
Puerto Rico Commonwealth, GO	8.000%	7/1/35	100,000	89,125
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/41	580,000	400,206

Total State General Obligation				489,331

Transportation - 14.8%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.180%	4/1/24	2,000,000	2,011,380	(e)(f)
San Francisco Bay Area	5.000%	4/1/34	4,175,000	4,543,778
San Francisco Bay Area	5.000%	4/1/39	15,815,000	16,925,687
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	16,000,000	17,683,840
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	221,752
Senior Lien	5.750%	6/1/48	500,000	552,415
Sacramento County, CA, Airport System Revenue, PFC, Grant	6.000%	7/1/35	20,000,000	22,530,200
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	10,000,000	11,277,400

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 14.8% (continued)
San Jose, CA, Airport Revenue:
AMBAC	5.000%	3/1/33	$8,635,000	$8,951,991
AMBAC	5.000%	3/1/37	5,000,000	5,157,150

Total Transportation				89,855,593

Water & Sewer - 4.5%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	10,500,000	10,723,440	(b)(g)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,000,000	3,047,700	(g)
Contra Costa, CA, Water District Revenue	5.000%	10/1/43	2,000,000	2,218,360
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/43	10,000,000	11,076,600	(a)

Total Water & Sewer				27,066,100

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $509,877,294)				584,323,173

SHORT-TERM INVESTMENTS - 2.6%
Finance - 0.4%
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Citibank N.A.	0.080%	8/1/31	1,460,000	1,460,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.250%	8/1/23	500,000	500,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.250%	11/1/22	600,000	600,000	(h)(i)

Total Finance				2,560,000

General Obligation - 0.7%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.280%	4/1/35	1,500,000	1,500,000	(h)(i)
SPA-Dexia Credit Local	0.250%	8/1/28	2,825,000	2,825,000	(h)(i)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.060%	8/1/37	100,000	100,000	(h)(i)

Total General Obligation				4,425,000

Housing: Single Family - 0.2%
Vermont State Housing Finance Agency Revenue:
AGM	0.150%	5/1/37	500,000	500,000	(b)(h)(i)
Multiple Purpose, SPA-Bank of New York Mellon	0.150%	11/1/37	700,000	700,000	(b)(h)(i)

Total Housing: Single Family				1,200,000

Industrial Revenue - 0.2%
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.060%	3/1/35	1,000,000	1,000,000	(h)(i)

Miscellaneous - 0.2%
Missouri State HEFA Revenue, St. Louis University, SPA-U.S. Bank NA	0.100%	10/1/24	1,100,000	1,100,000	(h)(i)

Public Facilities - 0.1%
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.060%	10/1/48	300,000	300,000	(h)(i)

Solid Waste/Resource Recovery - 0.1%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.190%	11/1/20	700,000	700,000	(b)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 0.5%
Triborough Bridge & Tunnel Authority, NY, Revenues	0.070%	11/1/35	$2,000,000	$2,000,000	(h)(i)
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.060%	1/1/33	900,000	900,000	(h)(i)

Total Transportation				2,900,000

Water & Sewer - 0.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.260%	6/15/32	800,000	800,000	(h)(i)
SPA-Dexia Credit Local	0.250%	6/15/32	500,000	500,000	(h)(i)

Total Water & Sewer				1,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,485,000)				15,485,000

TOTAL INVESTMENTS - 99.2% (Cost - $525,362,294#)				599,808,173
Other Assets in Excess of Liabilities - 0.8%				4,987,736

TOTAL NET ASSETS - 100.0%				$604,795,909

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
UGRIC	— United Guaranty Residential Insurance Company - Insured Bonds
USD	— Unified School District

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	14.0%
AA/Aa	40.1
A	33.7
BBB/Baa	4.7
BB/Ba	1.8
A-1/VMIG 1	2.4
NR	3.3

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$584,323,173	—	$584,323,173
Short-term investments†	—	15,485,000	—	15,485,000

Total investments	—	$599,808,173	—	$599,808,173

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$259,567	—	—	$259,567

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$78,533,269
Gross unrealized depreciation	(4,087,390)

Net unrealized appreciation	$74,445,879

At May 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	177	9/14	$24,072,401	$24,331,968	$(259,567)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at May 31, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(259,567)

During the period ended May 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$23,836,922

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2014